Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

 32. Segment information

The Company operates six main business segments: gas distribution, fuel distribution, chemicals, (presented as discontinued operations), storage, drugstores (presented as discontinued operations) and digital payments. The gas distribution segment (Ultragaz) distributes LPG to residential, commercial, and industrial consumers, especially in the South, Southeast, and Northeast regions of Brazil. The fuel distribution segment (Ipiranga) operates the distribution and marketing of gasoline, ethanol, diesel, fuel oil, kerosene, natural gas for vehicles, and lubricants and related activities throughout all the Brazilian territory. The storage segment (Ultracargo) operates liquid bulk terminals, especially in the Southeast and Northeast regions of Brazil. The digital payments segment (Abastece aí) offers digital payments services, combining the “abastece aí” app and the loyalty program “Km de Vantagens”. The segments shown in the financial statements are strategic business units supplying different products and services. Intersegment sales are at prices similar to those that would be charged to third parties.

a. Financial information related to segments

The main financial information of each of the continuing operations Company’s segments are stated as follows. For discontinued operations see note 3.c.2.

	2021
Income	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal	Others (1)(2)	Elimination	Total

Net revenue from sales and services	99,382,617	9,744,659	713,096	84,733	109,925,105	22,452	(214,715)	109,732,842
Transactions with third parties	99,382,547	9,740,657	518,762	84,733	109,726,699	6,143	-	109,732,842
Intersegment transactions	70	4,002	194,334	-	198,406	16,309	(214,715)	-
Cost of products and services sold	(96,110,408)	(8,626,340)	(285,406)	-	(105,022,154)	70	194,118	(104,827,966)
Gross profit	3,272,209	1,118,319	427,690	84,733	4,902,951	22,522	(20,597)	4,904,876
Operating income (expenses)
Selling and marketing	(1,409,350)	(438,697)	(9,213)	(71,345)	(1,928,605)	(6,184)	-	(1,934,789)
Loss allowance (reversion) for expected credit losses	23,536	(20,482)	69	-	3,123	-	-	3,123
General and administrative	(846,441)	(202,002)	(127,117)	(113,544)	(1,289,104)	(198,044)	20,597	(1,466,551)
Gain (loss) on disposal of property, plant and equipment and intangibles	183,862	2,138	(1,754)	(9)	184,237	(48)	-	184,189
Other operating income, net	74,574	10,976	3,876	5,159	94,585	1,581	-	96,166
Operating income (loss)	1,298,390	470,252	293,551	(95,006)	1,967,187	(180,173)	-	1,787,014
Share of profit (loss) of subsidiaries, joint ventures and associates	(859)	(104)	602	-	(361)	(17,273)	-	(17,634)
Operating income before finance income (expenses) and income and social contribution taxes	1,297,531	470,148	294,153	(95,006)	1,966,826	(197,446)	-	1,769,380
Depreciation of PP&E and amortization of intangible assets charges	325,942	211,014	76,421	14,365	627,742	25,376	-	653,118
Amortization of contractual assets with customers – exclusive rights	280,975	1,546	-	-	282,521	-	-	282,521
Amortization of right-of-use assets	182,245	46,579	25,440	267	254,531	6,185	-	260,716
Total of depreciation and amortization	789,162	259,139	101,861	14,632	1,164,794	31,561	-	1,196,355

	2020 - Re-presented
Income	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal Segments	Others (1)(2)	Elimination	Total

Net revenue from sales and services	66,133,035	7,408,342	644,177	17,223	74,202,777	48,325	(193,046)	74,058,056
Transactions with third parties	66,132,828	7,403,632	504,725	17,223	74,058,408	(352)	-	74,058,056
Intersegment transactions	207	4,710	139,452	-	144,369	48,677	(193,046)	-
Cost of products and services sold	(63,609,871)	(6,310,157)	(270,010)	-	(70,190,038)	207	133,384	(70,056,447)
Gross profit	2,523,164	1,098,185	374,167	17,223	4,012,739	48,532	(59,662)	4,001,609
Operating income (expenses)
Selling and marketing	(1,164,779)	(404,776)	(7,278)	(13,945)	(1,590,778)	(5,093)	-	(1,595,871)
Loss allowance (reversion) for expected credit losses	2,863	(18,514)	370	-	(15,281)	-	-	(15,281)
General and administrative	(568,963)	(196,883)	(122,965)	(33,164)	(921,975)	(131,673)	59,662	(993,986)
Gain (loss) on disposal of property, plant and equipment and intangibles	78,952	7,936	(1,433)	-	85,455	-	-	85,455
Other operating income, net	44,195	8,265	8,898	920	62,278	1,756	-	64,034
Operating income (loss)	915,432	494,213	251,759	(28,966)	1,632,438	(86,478)	-	1,545,960
Share of profit (loss) of subsidiaries, joint ventures and associates	(932)	(53)	392	-	(593)	(43,438)	-	(44,031)
Operating income before finance income (expenses) and income and social contribution taxes	914,500	494,160	252,151	(28,966)	1,631,845	(129,916)	-	1,501,929
Depreciation of PP&E and amortization of intangible assets charges	314,511	192,241	65,838	4,053	576,643	18,888	-	595,531
Amortization of contractual assets with customers – exclusive rights	287,800	1,636	-	-	289,436	-	-	289,436
Amortization of right-of-use assets	177,039	41,015	19,482	40	237,576	5,094	-	242,670
Total of depreciation and amortization	779,350	234,892	85,320	4,093	1,103,655	23,982	-	1,127,637

(1)

Includes in the line “General and administrative” and revenue on disposal of PP&E and intangibles the amount of R$ 154,640 in 2021 (R$ 87,363 in 2020) of expenses related to Ultrapar's holding structure, including the Presidency, Financial Board, Legal Board, Board of Directors and Fiscal Council, Risk, Compliance and Audit Board and Sustainability Board.

(2)

The “Others” column consists of financial income and expenses, income tax and social contribution of the segments, the parent company Ultrapar and the subsidiaries Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and equity of joint ventures of ConectCar, until September 30, 2021 and RPR.

	2019 – Re-presented
Income	Ipiranga	Ultragaz	Ultracargo	Subtotal	Others	Elimination	Total

Net revenue from sales and services	75,452,481	7,094,825	540,758	83,088,064	44,063	(127,397)	83,004,729
Transactions with third parties	75,451,946	7,091,031	462,368	83,005,345	(616)	-	83,004,729
Intersegment transactions	535	3,794	78,390	82,719	44,678	(127,397)	-
Cost of products and services sold	(71,962,747)	(6,104,952)	(261,025)	(78,328,724)	533	119,405	(78,208,786)
Gross profit	3,489,734	989,873	279,733	4,759,340	44,595	(7,992)	4,795,943
Operating income (expenses)
Selling and marketing	(1,228,136)	(394,798)	(8,683)	(1,631,617)	(143)	-	(1,631,760)
Loss allowance (reversion) for expected credit losses	(3,942)	(31,370)	87	(35,225)	-	-	35,225)
General and administrative	(770,028)	(210,361)	(124,767)	(1,105,156)	(122,286)	7,992	(1,219,450)
Gain (loss) on disposal of property, plant and equipment and intangibles	13,285	2,677	(807)	15,155	(13,455)	-	1,700
Other operating income, net	186,982	12,953	(62,392)	137,543	2,486	-	140,029
Operating income (loss)	1,687,895	368,974	83,171	2,140,040	(88,803)	-	2,051,237
Share of profit (loss) of subsidiaries, joint ventures and associates	(24,782)	(5)	1,370	(23,417)	10,708	-	(12,709)
Operating income before finance income (expenses) and income and social contribution taxes	1,663,113	368,969	84,541	2,116,623	(78,095)	-	2,038,528
Depreciation of PP&E and amortization of intangible assets charges	275,294	186,221	59,618	521,133	30,636	-	551,768
Amortization of contractual assets with customers – exclusive rights	355,055	195	-	355,250	-	-	355,250
Amortization of right-of-use assets	164,543	31,264	20,673	216,480	128	-	216,609
Total of depreciation and amortization	794,892	217,680	80,291	1,092,863	30,764	-	1,123,627

	2021
Cash flow	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal Segments	Others (3)	Elimination	Total

Acquisition of property, plant, and equipment	386,693	336,871	298,272	636	1,022,472	5,947	-	1,028,419
Acquisition of intangible assets	156,498	30,150	15,819	34,824	237,291	197	-	237,488
Payments of contractual assets with customers – exclusive rights	420,261	-	-	-	420,261	-	-	420,261
Decarbonization credits (see Note 16)	176,837	-	-	-	176,837	-	-	176,837

	2020 - Re-presented
Cash flow	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal Segments	Others (3)	Elimination	Total

Acquisition of property, plant, and equipment	245,980	276,470	211,287	5,149	738,886	11,732	-	750,618
Acquisition of intangible assets	85,337	32,613	5,596	10,285	133,831	20,703	-	154,534
Payments of contractual assets with customers – exclusive rights	351,233	4,812	-	-	356,045	-	-	356,045
Decarbonization credits (see Note 16)	125,345	-	-	-	125,345	-	-	125,345

	2019 – Re-presented
Cash flow	Ipiranga	Ultragaz	Ultracargo	Subtotal Segments	Others (3)	Elimination	Total

Acquisition of property, plant, and equipment	284,882	222,082	206,369	713,333	7,446	-	720,779
Acquisition of intangible assets	70,193	27,702	617	98,512	12,739	-	111,251
Payments of contractual assets with customers – exclusive rights	327,346	2,722	-	330,068	-	-	330,068

	12/31/2021
Assets	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal Segments	Others (3)	Assets from subsidiaries held for sale	Total

Total assets (excluding intersegment transactions)	21,050,793	3,233,736	2,675,453	152,212	27,112,194	897,246	11,000,917	39,010,357

	12/31/2020
Assets	Ipiranga	Ultragaz	Oxiteno	Ultracargo	Extrafarma	Abastece aí	Subtotal Segments	Others (3)	Elimination	Total
Total assets (excluding intersegment transactions)	18,761,207	2,927,061	8,892,850	2,197,675	1,845,038	85,787	34,709,618	1,540,544	-	36,250,162

(3)

The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Serma, Imaven, Ultrapar International, UVC Investimentos and UVC - Fundo de investimento.

	2021	2020	2019
		Re-presented	Re-presented
Income before financial result, income and social contribution taxes	1,769,380	1,501,929	2,038,528
Financial result, net	(762,732)	(550,348)	(673,351)
Income before income and social contribution taxes	1,006,648	951,581	1,365,177
Additions to PP&E and intangible assets (excluding intersegment account balances):
Ultragaz	367,021	309,083	249,784
Ipiranga	550,874	338,848	370,864
Ultracargo	316,873	218,898	217,377
Abastece aí	35,460	15,434	-
	1,270,228	882,263	838,025
Others (1)	6,143	32,437	20,185
Total additions to PP&E and intangible assets, excluding decarbonization credits (see Notes 15 and 16)	1,276,371	914,700	858,210
Asset retirement obligation – fuel tanks (see Note 22)	(451)	(163)	(290)
Capitalized borrowing costs	(10,013)	(9,385)	(25,890)
Total investments in PP&E and intangible assets (cash flow)	1,265,907	905,152	832,030
Addition on contractual assets with customers – exclusive rights (see Note 12):
Ipiranga	689,986	543,382	330,068
Ultragaz	-	5,703	-
Total	689,986	549,085	330,068

(1)

The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Serma, Imaven, Ultrapar International, UVC Investimentos and UVC – Fundo de investimento.

b. Geographic area information

The right-of-use assets, PP&E and intangible assets of the Company and its subsidiaries are located in Brazil, except those related to Oxiteno’ plants abroad, which were reclassified to assets of subsidiaries held for sale on December 31, 2021, for further details see Note 3.b, as shown below:

	12/31/2021	12/31/2020
United States of America	-	1,152,876
Mexico	-	163,042
Uruguay	-	90,347
	-	1,406,265

The subsidiaries generate revenue from operations in Brazil, as well as from exports of products to foreign customers, as disclosed below:

	2021	2020	2019
		Re-presented (i)	Re-presented (i)
Net revenue from sale and services:
Brazil	109,598,146	73,941,162	82,927,227
Other Latin American countries	69,523	45,356	40,655
United States of America and Canada	35,279	29,935	16,906
Europe	18,876	34,460	17,058
Others	11,018	7,143	2,883
Total	109,732,842	74,058,056	83,004,729

(i)	For further information see Note 3.c.3.